Shareholders' Equity Shareholders' Equity - Shares Issued as a Result of the Acquisition of HMI (Details) € in Millions	Nov. 22, 2016 EUR (€) shares
Schedule Of Stockholders Equity [Line Items]
Business Combination Fair Value Of Shares Exchanged | €	€ 580.6
Business Acquisition, Name of Acquired Entity	HMI
Business Acquisition, Effective Date of Acquisition	Nov. 22, 2016
Ordinary Shares Issued In Relation To Acquisition Of HMI [Member]
Schedule Of Stockholders Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	5,866,001